Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2024	Jan. 01, 2024	Jan. 02, 2023	Jan. 03, 2022	Dec. 28, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, we are providing the following tables which sets forth additional compensation information for our principal executive officer (“PEO”) and non-PEO NEOs, including the “compensation actually paid” (“CAP”) to our PEO and Average CAP to our non-PEO NEOs, as determined in accordance with SEC rules; total shareholder return (“TSR”); net income; and operating income for our fiscal years 2024, 2023, 2022, 2021, and 2020:

					Value of Initial Fixed $100 Investment Based On:
Year ( a )	Summary Compensation Table Total for PEO(A) ( b )	Compensation Actually Paid to PEO(A) ( c )	Average Summary Compensation Table Total for Non-PEO NEOs(A) ( d )	Average Compensation Actually Paid to Non-PEO NEOs(A) ( e )	Total Shareholder Return(B) ( f )	Peer Group Total Shareholder Return(B) ( g )	Net Income (in 1,000's)(C ) ( h )	Operating Income (in 1,000's)(D) ( i )
2024	$4,012,941	$4,164,834	$1,991,120	$2,260,339	$166	$163	$56,299	$116,043
2023	$3,109,523	$3,179,981	$1,415,270	$1,375,921	$106	$131	$(18,718)	$42,316
2022	$4,003,765	$3,381,968	$1,783,084	$1,606,848	$101	$109	$94,583	$210,408
2021	$2,595,084	$2,364,664	$1,455,342	$1,451,097	$102	$142	$54,414	$125,991
2020	$2,610,139	$2,190,144	$1,367,753	$1,298,465	$92	$118	$177,535	$28,092

(A) The PEO for each of the years presented within this table is Mr. Edman, President, and Chief Executive Officer. The Non-PEOs NEOs for 2024, 2023, 2022, 2021, and 2020 were the following:

2024	2023	2022	2021	2020
Daniel L. Boehle	Daniel L. Boehle	Catherine A. Gridley	Todd B. Schull	Catherine A. Gridley
Catherine A. Gridley	Todd B. Schull	Todd B. Schull	Douglas L. Soder	Todd B. Schull
Douglas L. Soder	Catherine A. Gridley	Douglas L. Soder	Phillip Titterton	Douglas L. Soder
Philip Titterton	Douglas L. Soder	Phillip Titterton	Daniel J. Weber	Phillip Titterton
Phillip Titterton

The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by the PEO or the Non-PEO NEOs during each applicable year. The calculation of compensation actually paid (CAP) for purposes of this table includes point-in-time valuations as required by the SEC’s prescribed methodology of equity awards, including unvested Equity Awards, and these values fluctuate based on the company’s stock price.

The following adjustments were made to the amounts reported in the Total column of the SCT (SCT Total Compensation), which are reported in columns (b) and (d), to derive the CAP reported in columns (c) and (e), respectively:

PEO: SCT Total Compensation to CAP Reconciliation

Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)	Adjusted Equity Awards Included in CAP(2)	Compensation Actually Paid
2024	$4,012,941	$(1,892,392)	$2,044,285	$4,164,834
2023	$3,109,523	$(1,221,347)	$1,291,805	$3,179,981
2022	$4,003,765	$(1,064,521)	$442,724	$3,381,968
2021	$2,595,084	$(1,017,226)	$786,806	$2,364,664
2020	$2,610,139	$(861,985)	$441,990	$2,190,144

Average Non-PEO NEOs: SCT Total Compensation to CAP Reconciliation

Year	Average Total Compensation Reported in SCT	Average Equity Awards Reported in SCT(1)	Average Adjusted Equity Award Values Included in CAP(2)	Average Compensation Actually Paid
2024	$1,991,120	$(970,909)	$1,240,128	$2,260,339
2023	$1,415,270	$(576,335)	$536,987	$1,375,921
2022	$1,783,084	$(551,625)	$375,389	$1,606,848
2021	$1,455,342	$(566,086)	$561,840	$1,451,097
2020	$1,367,753	$(470,373)	$401,085	$1,298,465

(1)
The amounts in this column are equal to the sum of the amounts in the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table (or, for the Non-PEO NEOs, the average of such sums), which represent the grant date fair vale of Equity Awards granted in the applicable year.
(2)
The amounts set forth in the following tables are reflected in this column:

PEO: Equity Award Values Included in CAP

Year	Year End Value of Equity Awards Granted During the Covered Year(i)	Change in Fair Value of Outstanding and Unvested Equity Awards(ii)	Value of Awards Granted in Prior Years Vesting During the Covered Year(iii)	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year(iv)	Adjusted Equity Award Values Included in CAP(v)
2024	$1,813,149	$417,057	$155,497	$(341,417)	$2,044,285
2023	$1,276,507	$30,851	$(15,553)	$-	$1,291,805
2022	$1,181,032	$(2,283)	$(103,089)	$(632,937)	$442,724
2021	$1,042,869	$56,654	$27,872	$(340,588)	$786,806
2020	$1,017,220	$(43,322)	$(119,017)	$(412,890)	$441,990

Non-PEO NEOs: Equity Award Values Included in CAP

Year	Year End Value of Equity Awards Granted During the Covered Year(i)	Change in Fair Value of Outstanding and Unvested Equity Awards(ii)	Value of Awards Granted in Prior Years Vesting During the Covered Year(iii)	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year (iv)	Adjusted Equity Award Values Included in CAP(v)
2024	$1,021,441	$257,223	$89,971	$(128,508)	$1,240,128
2023	$544,644	$14,011	$(21,668)	$-	$536,987
2022	$629,596	$(1,635)	$(68,195)	$(184,376)	$375,389
2021	$584,523	$39,688	$18,593	$(80,963)	$561,840
2020	$580,857	$(29,804)	$(71,319)	$(78,648)	$401,085

(i)
the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);
(ii)
the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);
(iii)
the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change); and
(iv)
the fair value of awards granted in prior years that fail to meet applicable vesting conditions during the covered year (as of the end of the prior year);
(v)
No equity awards were granted and vested in the same applicable year and no dollar value of dividends or other earnings paid on equity awards in the applicable year is not otherwise reflected in the fair value of such award. The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in our stock price. Our year-end stock price was $24.70 in 2024, $15.81 in 2023, $15.08 in 2022, $14.90 in 2021, $13.75 in 2020 and $14.88 in 2019.

(B) The cumulative Total Shareholder Return (“TSR”) reflected in each of columns (f) and (g) was calculated in the same manner as required under Item 201(e) of Regulation S-K and represents the cumulative return on a fixed investment of $100 in the common stock (including reinvested dividends) of (a) the Company and (b) our compensation peer group for the period starting at market close on the last trading day before fiscal year 2020, through the last day of the listed fiscal year. The peer group used in this calculation is defined as the “Executive Compensation Peer Group” on page 41.

(C) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(D) The dollar amounts reported represent the amount of operating income reflected in the Company’s audited financial statements for the applicable year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that operating income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote	The PEO for each of the years presented within this table is Mr. Edman, President, and Chief Executive Officer. The Non-PEOs NEOs for 2024, 2023, 2022, 2021, and 2020 were the following:

2024	2023	2022	2021	2020
Daniel L. Boehle	Daniel L. Boehle	Catherine A. Gridley	Todd B. Schull	Catherine A. Gridley
Catherine A. Gridley	Todd B. Schull	Todd B. Schull	Douglas L. Soder	Todd B. Schull
Douglas L. Soder	Catherine A. Gridley	Douglas L. Soder	Phillip Titterton	Douglas L. Soder
Philip Titterton	Douglas L. Soder	Phillip Titterton	Daniel J. Weber	Phillip Titterton
Phillip Titterton

Peer Group Issuers, Footnote

(B) The cumulative Total Shareholder Return (“TSR”) reflected in each of columns (f) and (g) was calculated in the same manner as required under Item 201(e) of Regulation S-K and represents the cumulative return on a fixed investment of $100 in the common stock (including reinvested dividends) of (a) the Company and (b) our compensation peer group for the period starting at market close on the last trading day before fiscal year 2020, through the last day of the listed fiscal year. The peer group used in this calculation is defined as the “Executive Compensation Peer Group” on page 41.

PEO Total Compensation Amount	$ 4,012,941	$ 3,109,523	$ 4,003,765	$ 2,595,084	$ 2,610,139
PEO Actually Paid Compensation Amount	$ 4,164,834	3,179,981	3,381,968	2,364,664	2,190,144
Adjustment To PEO Compensation, Footnote

The following adjustments were made to the amounts reported in the Total column of the SCT (SCT Total Compensation), which are reported in columns (b) and (d), to derive the CAP reported in columns (c) and (e), respectively:

PEO: SCT Total Compensation to CAP Reconciliation

Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)	Adjusted Equity Awards Included in CAP(2)	Compensation Actually Paid
2024	$4,012,941	$(1,892,392)	$2,044,285	$4,164,834
2023	$3,109,523	$(1,221,347)	$1,291,805	$3,179,981
2022	$4,003,765	$(1,064,521)	$442,724	$3,381,968
2021	$2,595,084	$(1,017,226)	$786,806	$2,364,664
2020	$2,610,139	$(861,985)	$441,990	$2,190,144

(1)
The amounts in this column are equal to the sum of the amounts in the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table (or, for the Non-PEO NEOs, the average of such sums), which represent the grant date fair vale of Equity Awards granted in the applicable year.
(2)
The amounts set forth in the following tables are reflected in this column:

PEO: Equity Award Values Included in CAP

Year	Year End Value of Equity Awards Granted During the Covered Year(i)	Change in Fair Value of Outstanding and Unvested Equity Awards(ii)	Value of Awards Granted in Prior Years Vesting During the Covered Year(iii)	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year(iv)	Adjusted Equity Award Values Included in CAP(v)
2024	$1,813,149	$417,057	$155,497	$(341,417)	$2,044,285
2023	$1,276,507	$30,851	$(15,553)	$-	$1,291,805
2022	$1,181,032	$(2,283)	$(103,089)	$(632,937)	$442,724
2021	$1,042,869	$56,654	$27,872	$(340,588)	$786,806
2020	$1,017,220	$(43,322)	$(119,017)	$(412,890)	$441,990
(i)
the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);
(ii)
the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);
(iii)
the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change); and
(iv)
the fair value of awards granted in prior years that fail to meet applicable vesting conditions during the covered year (as of the end of the prior year);
(v)
No equity awards were granted and vested in the same applicable year and no dollar value of dividends or other earnings paid on equity awards in the applicable year is not otherwise reflected in the fair value of such award. The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in our stock price. Our year-end stock price was $24.70 in 2024, $15.81 in 2023, $15.08 in 2022, $14.90 in 2021, $13.75 in 2020 and $14.88 in 2019.

Non-PEO NEO Average Total Compensation Amount	$ 1,991,120	1,415,270	1,783,084	1,455,342	1,367,753
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,260,339	1,375,921	1,606,848	1,451,097	1,298,465
Adjustment to Non-PEO NEO Compensation Footnote

The following adjustments were made to the amounts reported in the Total column of the SCT (SCT Total Compensation), which are reported in columns (b) and (d), to derive the CAP reported in columns (c) and (e), respectively:

Average Non-PEO NEOs: SCT Total Compensation to CAP Reconciliation

Year	Average Total Compensation Reported in SCT	Average Equity Awards Reported in SCT(1)	Average Adjusted Equity Award Values Included in CAP(2)	Average Compensation Actually Paid
2024	$1,991,120	$(970,909)	$1,240,128	$2,260,339
2023	$1,415,270	$(576,335)	$536,987	$1,375,921
2022	$1,783,084	$(551,625)	$375,389	$1,606,848
2021	$1,455,342	$(566,086)	$561,840	$1,451,097
2020	$1,367,753	$(470,373)	$401,085	$1,298,465
(1)
The amounts in this column are equal to the sum of the amounts in the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table (or, for the Non-PEO NEOs, the average of such sums), which represent the grant date fair vale of Equity Awards granted in the applicable year.
(2)
The amounts set forth in the following tables are reflected in this column:

Non-PEO NEOs: Equity Award Values Included in CAP

Year	Year End Value of Equity Awards Granted During the Covered Year(i)	Change in Fair Value of Outstanding and Unvested Equity Awards(ii)	Value of Awards Granted in Prior Years Vesting During the Covered Year(iii)	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year (iv)	Adjusted Equity Award Values Included in CAP(v)
2024	$1,021,441	$257,223	$89,971	$(128,508)	$1,240,128
2023	$544,644	$14,011	$(21,668)	$-	$536,987
2022	$629,596	$(1,635)	$(68,195)	$(184,376)	$375,389
2021	$584,523	$39,688	$18,593	$(80,963)	$561,840
2020	$580,857	$(29,804)	$(71,319)	$(78,648)	$401,085

(i)
the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);
(ii)
the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);
(iii)
the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change); and
(iv)
the fair value of awards granted in prior years that fail to meet applicable vesting conditions during the covered year (as of the end of the prior year);
(v)
No equity awards were granted and vested in the same applicable year and no dollar value of dividends or other earnings paid on equity awards in the applicable year is not otherwise reflected in the fair value of such award. The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in our stock price. Our year-end stock price was $24.70 in 2024, $15.81 in 2023, $15.08 in 2022, $14.90 in 2021, $13.75 in 2020 and $14.88 in 2019.

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, each as set forth in the Table above, and our cumulative TSR over the five-year period from 2020 through 2024. The following chart also compares our cumulative TSR over the five-year period from 2020 through 2024 to that of our Peer Group (defined as the “Executive Compensation Peer Group” on page 41) over the same time period.

* Assumes $100 invested at market close of 12/31/2019 in stock or index

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our net income during fiscal years 2020 through 2024, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our operating income during fiscal years 2020 through 2024, each as set forth in the table above.

Total Shareholder Return Vs Peer Group

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, each as set forth in the Table above, and our cumulative TSR over the five-year period from 2020 through 2024. The following chart also compares our cumulative TSR over the five-year period from 2020 through 2024 to that of our Peer Group (defined as the “Executive Compensation Peer Group” on page 41) over the same time period.

* Assumes $100 invested at market close of 12/31/2019 in stock or index

Tabular List, Table

Financial Performance Measures

We believe that a significant portion of the NEOs’ target total compensation should be dependent upon performance. At TTM, we use corporate, business unit and individual performance components to link compensation actually paid (as defined by SEC rules) to the NEOs for the most recently completed fiscal year. The Company’s performance metric targets include the following:

□
Total Revenue
□
Adjusted EBITDA
□
Global Operating Income
□
Global Cash Flow as a percentage of Revenue
□
Sector Operating Income
□
Individual Goals

Our human capital and compensation committee believes that the selected TSR Peer Group is more appropriate for determining TSR under our PRU program as it provides a comparison of our Company’s stock price performance against our global competitors. For a discussion regarding how the TSR Peer Group affects executive compensation, please see the “Long-Term Equity Awards” section on page 40.

Total Shareholder Return Amount	$ 166	106	101	102	92
Peer Group Total Shareholder Return Amount	163	131	109	142	118
Net Income (Loss)	$ 56,299,000	$ (18,718,000)	$ 94,583,000	$ 54,414,000	$ 177,535,000
Company Selected Measure Amount	116,043,000	42,316,000	210,408,000	125,991,000	28,092,000
PEO Name	Mr. Edman	Mr. Edman	Mr. Edman	Mr. Edman	Mr. Edman
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Non-GAAP Measure Description

(D) The dollar amounts reported represent the amount of operating income reflected in the Company’s audited financial statements for the applicable year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that operating income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Global Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Global Cash Flow as a percentage of Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Sector Operating Income
Measure:: 6
Pay vs Performance Disclosure
Name	Individual Goals
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,892,392)	$ (1,221,347)	$ (1,064,521)	$ (1,017,226)	$ (861,985)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,044,285	1,291,805	442,724	786,806	441,990
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,813,149	1,276,507	1,181,032	1,042,869	1,017,220
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	417,057	30,851	(2,283)	56,654	(43,322)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,497	(15,553)	(103,089)	27,872	(119,017)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(341,417)		(632,937)	(340,588)	(412,890)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(970,909)	(576,335)	(551,625)	(566,086)	(470,373)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,240,128	536,987	375,389	561,840	401,085
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,021,441	544,644	629,596	584,523	580,857
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,223	14,011	(1,635)	39,688	(29,804)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,971	$ (21,668)	(68,195)	18,593	(71,319)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (128,508)		$ (184,376)	$ (80,963)	$ (78,648)